SUBSEQUENT EVENTS	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than as described below:

On July 20, 2023, the Company held the Extraordinary General Meeting (the “Second EGM”). At the Second EGM, the shareholders of the Company approved (i) an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination up to three (3) times for an additional one (1) month each time from July 29, 2023 to October 29, 2023 (which is 24 months from the closing of the Company’s initial public offering) (the “Second Extension”) and (ii) an amendment to the Company’s investment management trust agreement, dated as of October 26, 2021, and between the Company and American Stock Transfer & Trust Company, LLC (the “Trust Agreement”), pursuant to which amendment the Company would deposit into the Company’s Trust Account, for each one-month extension, the lesser of (a) $90,000 and (b) $0.03 for each public share outstanding after giving effect to the redemption.

In connection with the Second EGM, shareholders holding 339,914 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $3.8 million (approximately $11.13 per public share redeemed) was removed from the Trust Account to pay such holders and approximately $30.17 million remained in the Trust Account. Following redemptions, the Company has 2,710,421 public shares outstanding. As of August 31, 2023, the Company has approximately $30.6 million in the Trust Account.

In connection with the Second Extension, on July 20, 2023, the Company issued an unsecured promissory note (the “Second Extension Note”), in the amount of up to $180,000 to the Sponsor. The proceeds of the Second Extension Note may be drawn down from time to time prior to the date of the consummation of the Company’s initial business combination upon request by the Company. The Second Extension Note is non-convertible and bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The Second Extension Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Second Extension Note and all other sums payable with regard to the Second Extension Note becoming immediately due and payable. As of August 31, 2023, $162,624 was outstanding under the Second Extension Note.

On July 28, 2023, we received a written notice from the Nasdaq Listing Qualifications Department notifying the us that, as a result of the resignation of Valarie Sheppard, a member of the IOAC Board, we are not in compliance with Nasdaq’s independent director, compensation and audit committee requirements as set forth in Listing Rule 5605. The notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of our securities on the Nasdaq Global Market. The letter states that, consistent with Nasdaq Listing Rules 5605(b)(1)(A), 5605(d)(2) and 5605(c)(4), Nasdaq will provide the Company with a cure period in order to regain compliance as follows: (i) until the earlier to occur of the Company’s next annual shareholders’ meeting or July 21, 2024; or (ii) if the next annual shareholders’ meeting is held before January 17, 2024, then the Company must evidence compliance no later than January 17, 2024. In each case, we expect to regain compliance with the Nasdaq Listing Rules prior to the expiration of the applicable cure periods provided by Nasdaq.

On August 18, 2023, the Company issued an unsecured promissory note (the “August 2023 Note”), in the amount of up to $500,000 to the Sponsor. The August 2023 Note bears no interest, and it is non-convertible. The principal balance is payable on the date of the consummation of IOAC’s initial business combination. As of August 31, 2023, there was $125,000 outstanding under the August 2023 Note.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements, other than as described below:

On May 10, 2023, the Company issued an unsecured promissory note (the “May 2023 Note”), in the amount of up to $500,000 to the Sponsor. The May 2023 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The May 2023 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the May 2023 Note and all other sums payable with regard to the May 2023 Note becoming immediately due and payable. $200,000 was drawn and outstanding under this note through the date of the filing of these financial statements.

On July 20, 2023, the Company held the Extraordinary General Meeting (the “Second EGM”). At the Second EGM, the shareholders of the Company approved (i) an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company must consummate an initial business combination up to three (3) times for an additional one (1) month each time from July 29, 2023 to October 29, 2023 (which is 24 months from the closing of the Company’s initial public offering) (the “Second Extension”) and (ii) an amendment to the Company’s investment management trust agreement, dated as of October 26, 2021, and between the Company and American Stock Transfer & Trust Company, LLC (the “Trust Agreement”), pursuant to which amendment the Company would deposit into the Company’s Trust Account, for each one-month extension, the lesser of (a) $90,000 and (b) $0.03 for each public share outstanding after giving effect to the redemption.

In connection with the Second EGM, shareholders holding 339,914 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $3.8 million (approximately $11.13 per public share redeemed) was removed from the Trust Account to pay such holders and approximately $30.17 million remained in the Trust Account. Following redemptions, the Company has 2,710,421 public shares outstanding. As of August 31, 2023, the Company has approximately $30.6 million in the Trust Account.

In connection with the Second Extension, on July 20, 2023, the Company issued an unsecured promissory note (the “Second Extension Note”), in the amount of up to $180,000 to the Sponsor. The proceeds of the Second Extension Note may be drawn down from time to time prior to the date of the consummation of the Company’s initial business combination upon request by the Company. The Second Extension Note is non-convertible and bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination. The Second Extension Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Second Extension Note and all other sums payable with regard to the Second Extension Note becoming immediately due and payable. As of August 31, 2023, $162,624 was outstanding under the Second Extension Note.

On July 28, 2023, we received a written notice from the Nasdaq Listing Qualifications Department notifying the us that, as a result of the resignation of Valarie Sheppard, a member of the IOAC Board, we are not in compliance with Nasdaq’s independent director, compensation and audit committee requirements as set forth in Listing Rule 5605. The notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of our securities on the Nasdaq Global Market. The letter states that, consistent with Nasdaq Listing Rules 5605(b)(1)(A), 5605(d)(2) and 5605(c)(4), Nasdaq will provide the Company with a cure period in order to regain compliance as follows: (i) until the earlier to occur of the Company’s next annual shareholders’ meeting or July 21, 2024; or (ii) if the next annual shareholders’ meeting is held before January 17, 2024, then the Company must evidence compliance no later than January 17, 2024. In each case, we expect to regain compliance with the Nasdaq Listing Rules prior to the expiration of the applicable cure periods provided by Nasdaq.

On August 18, 2023, the Company issued an unsecured promissory note (the “August 2023 Note”), in the amount of up to $500,000 to the Sponsor. The August 2023 Note bears no interest, and it is non- convertible.The principal balance is payable on the date of the consummation of IOAC’s initial business combination. As of August 31, 2023, there was $125,000 outstanding under the August 2023 Note.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than as described below:

On January 3, 2023, the Company issued an unsecured promissory note (the “January 2023 Note”), in the amount of up to $500,000 to Ananda Trust, an affiliate of the Sponsor. The proceeds of the January 2023 Note may be drawn down from time to time prior to the Maturity Date (as defined below) upon request by the Company.

The January 2023 Note bears no interest, and the principal balance is payable on the date of the consummation of the Company’s initial business combination (the “Maturity Date”). The January 2023 Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the January 2023 Note and all other sums payable with regard to the January 2023 Note becoming immediately due and payable.

On January 19, 2023, the Company held the Extraordinary General Meeting (“EGM”) for the purposes of considering and voting upon the Charter and the Trust Agreement Amendments. At the EGM, the shareholders of the Company approved an amendment to the Company’s Amended and Restated Memorandum and Articles of Association to allow IOAC to extend the date by which the

Company must consummate an initial business combination up to six (6) times for an additional one (1) month each time from January 29, 2023 to July 29, 2023 (which is 21 months from the closing of the Company’s initial public offering) by depositing $165,000 into the Trust Account for each one-month extension.

In connection with the EGM, shareholders holding 19,949,665 public shares exercised their right to redeem their shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $206.5 million (approximately $10.35 per public share redeemed) will be removed from the Trust Account to pay such holders and approximately $31.5 million will remain in the Trust Account. Following redemptions, the Company will have 3,050,335 public shares outstanding.

In connection with the Trust Agreement Amendment, the Sponsor has agreed to make available to the Company an aggregate amount of up to $990,000 to be used only for expenses accrued in connection with the extension of the date by which the Company must consummate an initial business combination, pursuant to a promissory note in favor of the Sponsor (the “Extension Note”). The Extension Note is non-convertible and bears no interest, and the principal balance is payable by the Company on the Maturity Date, as defined in the Extension Note. The issuance of the Extension Note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended. As of February 28, 2023, there was $330,000 outstanding under the Extension Note.

Nasdaq Notice of Non-Compliance with a Continued Listing Rule

On March 31, 2023, the Company received a written notice (the “Letter”) from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.

The Letter states that the Company has 180 calendar days, or until September 27, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). If at any time during this compliance period the Company’s MLVS closes at $50,000,000 or more for a minimum of ten consecutive business days, Nasdaq will provide the Company with a written confirmation of compliance, and this matter will be closed. The Notice further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market).

If compliance is not achieved by September 27, 2023, the Letter states that the Company will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Hearings Panel.

The Company will continue to monitor its MVLS and consider its available options to regain compliance with the Nasdaq minimum MVLS requirements, but there can be no assurance that the Company will be able to do so.